UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2010
  unaudited

Common stocks — 93.40%	Shares	Value (000)

FINANCIALS — 16.28%
Banco Santander, SA	134,825,641	$1,579,922
Prudential PLC	99,157,580	860,733
BNP Paribas SA	13,078,552	818,248
Société Générale	15,500,748	789,269
Credit Suisse Group AG	15,306,287	672,255
Industrial and Commercial Bank of China Ltd., Class H	901,211,000	654,584
UBS AG1	28,501,810	482,306
Banco Bradesco SA, preferred nominative	27,708,195	480,564
HSBC Holdings PLC (Hong Kong)	26,720,033	260,373
HSBC Holdings PLC (United Kingdom)	20,476,231	202,144
Banco Santander (Brasil) SA, units	12,694,450	161,188
Banco Santander (Brasil) SA, units (ADR)	12,694,425	159,696
JPMorgan Chase & Co.	8,690,000	315,968
China Construction Bank Corp., Class H	379,369,000	313,103
Bank of China Ltd., Class H	584,872,000	293,987
Wells Fargo & Co.	10,725,000	252,574
Deutsche Bank AG	3,999,079	251,263
Sampo Oyj, Class A	9,845,675	237,186
Bank of America Corp.	18,535,871	230,772
Itaú Unibanco Holding SA, preferred nominative (ADR)	8,888,045	191,715
Itaú Unibanco Holding SA, preferred nominative	1,771,000	38,138
Lloyds Banking Group PLC1	206,591,537	220,172
Bank of New York Mellon Corp.	9,000,000	218,430
CapitaMall Trust, units	144,633,700	207,001
Vienna Insurance Group	4,083,891	192,263
Aviva PLC	31,752,000	184,560
Canadian Imperial Bank of Commerce (CIBC)	2,500,000	169,972
Sun Hung Kai Properties Ltd.	11,313,000	158,524
Link Real Estate Investment Trust	40,887,500	119,318
Barclays PLC	24,591,602	114,050
Erste Bank der oesterreichischen Sparkassen AG	3,103,701	112,646
UniCredit SpA	44,540,800	104,535
DnB NOR ASA	9,068,033	100,135
Hang Seng Bank Ltd.	7,000,000	96,018
Banco do Brasil SA, ordinary nominative	4,701,900	76,247
Komercní banka, AS	365,000	70,427
Unibail-Rodamco SE, non-registered shares1	350,000	65,998
Kimco Realty Corp.	4,132,329	61,613
China Life Insurance Co. Ltd., Class H	15,685,000	59,887
Zurich Financial Services AG	230,000	51,290
Admiral Group PLC	2,051,180	47,879
AXA SA	2,125,082	33,030
Kerry Properties Ltd.	4,932,405	24,856
ICICI Bank Ltd.	934,200	19,417
ICICI Bank Ltd. (ADR)	4,000	165
Banco Bilbao Vizcaya Argentaria, SA	1,447,984	17,461
Starwood Property Trust, Inc.	750,000	14,265
GAGFAH SA	1,919,471	13,738
First American Financial Corp.	672,255	9,970
Genworth MI Canada Inc.	106,532	2,637
		11,812,492

INFORMATION TECHNOLOGY — 11.20%
Microsoft Corp.	81,675,500	1,917,741
Taiwan Semiconductor Manufacturing Co. Ltd.	226,784,051	416,981
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	20,226,531	190,332
MediaTek Inc.	42,079,999	573,388
Oracle Corp.	20,874,000	456,723
Nintendo Co., Ltd.	1,503,800	418,508
Canon, Inc.	9,129,100	372,184
Redecard SA, ordinary nominative	25,757,700	351,991
Compal Electronics, Inc.2	283,482,418	317,694
Google Inc., Class A1	691,800	311,324
Delta Electronics, Inc.	81,913,920	310,687
Acer Inc.	127,363,687	298,589
Cielo SA, ordinary nominative	33,722,700	288,023
Telefonaktiebolaget LM Ericsson, Class B	27,581,615	267,549
QUALCOMM Inc.	5,630,000	215,685
Accenture PLC, Class A	5,552,600	203,225
HOYA CORP.	8,438,000	186,016
Quanta Computer Inc.	115,473,850	175,190
Automatic Data Processing, Inc.	4,040,000	155,984
Siliconware Precision Industries Co., Ltd.	139,165,000	125,333
Wistron Corp.	72,075,028	112,723
Intel Corp.	5,000,000	88,600
Nokia Corp.	5,971,000	51,038
Nokia Corp. (ADR)	4,169,800	35,693
Yahoo! Inc.1	5,400,000	70,632
Analog Devices, Inc.	1,563,700	43,596
International Business Machines Corp.	337,000	41,529
SAP AG	929,000	40,563
Microchip Technology Inc.	1,340,000	37,105
Murata Manufacturing Co., Ltd.	665,700	31,617
CoreLogic, Inc.	672,255	11,610
Seagate Technology1	800,000	8,104
		8,125,957

CONSUMER STAPLES — 9.82%
Philip Morris International Inc.	24,115,000	1,240,476
Wesfarmers Ltd.	27,072,090	769,789
Altria Group, Inc.	29,422,300	656,706
Kraft Foods Inc., Class A	21,221,339	635,579
Nestlé SA	11,568,330	599,354
Anheuser-Busch InBev NV	11,392,150	592,555
Anheuser-Busch InBev NV, VVPR STRIPS1	3,247,475	12
Pernod Ricard SA	4,398,097	343,829
Danone SA	5,938,845	319,140
Diageo PLC	13,971,000	226,908
Tingyi (Cayman Islands) Holding Corp.	86,020,000	217,407
Wilmar International Ltd.	41,643,000	192,317
Procter & Gamble Co.	3,000,000	179,010
PepsiCo, Inc.	2,580,000	165,585
Coca-Cola Co.	2,925,900	163,616
Foster’s Group Ltd.	29,036,411	156,552
Avon Products, Inc.	5,035,000	146,519
Kellogg Co.	2,468,400	122,630
SABMiller PLC	3,580,000	101,958
Imperial Tobacco Group PLC	2,000,000	55,211
L’Oréal SA	508,100	50,545
Tesco PLC	7,435,000	46,403
Koninklijke Ahold NV	3,400,597	41,866
Shoppers Drug Mart Corp.	1,185,000	40,350
Colgate-Palmolive Co.	411,000	30,348
Molson Coors Brewing Co., Class B	681,000	29,664
		7,124,329

INDUSTRIALS — 9.59%
AB Volvo, Class B1	56,487,726	654,937
Union Pacific Corp.	5,948,600	433,891
Siemens AG	4,330,000	393,871
ASSA ABLOY AB, Class B	17,070,000	341,098
United Technologies Corp.	4,850,000	316,269
Jardine Matheson Holdings Ltd.	6,803,600	295,276
Lockheed Martin Corp.	4,185,000	290,941
Norfolk Southern Corp.	4,795,872	257,442
CSX Corp.	4,706,355	234,800
BAE Systems PLC	51,437,000	232,478
Qantas Airways Ltd.1	99,829,960	222,935
Air France1,2	16,296,020	214,152
3M Co.	2,665,000	209,336
PACCAR Inc	5,000,000	204,950
Komatsu Ltd.	9,500,000	192,804
Singapore Technologies Engineering Ltd.	76,260,000	180,031
General Electric Co.	12,000,000	173,760
MAp Group	59,274,681	156,101
United Parcel Service, Inc., Class B	2,410,100	153,764
ComfortDelGro Corp. Ltd.2	135,100,000	148,505
KONE Oyj, Class B	3,040,000	139,805
Ryanair Holdings PLC (ADR)1	4,900,000	138,915
Kühne + Nagel International AG	1,174,050	122,464
SGS SA	81,707	118,305
Schneider Electric SA	1,100,877	116,755
Eaton Corp.	1,600,000	111,168
Deutsche Lufthansa AG1	7,000,000	110,485
Waste Management, Inc.	3,300,302	109,207
Southwest Airlines Co.	9,433,300	104,238
Robert Half International Inc.	4,361,400	94,119
Deutsche Post AG	5,565,000	91,009
Scania AB, Class B	4,516,294	83,341
Geberit AG	500,000	80,571
Alstom SA	1,255,000	59,863
Singapore Post Private Ltd.	43,500,000	36,584
Jiangsu Expressway Co. Ltd., Class H	34,260,000	33,429
East Japan Railway Co.	485,000	31,406
Finmeccanica SpA	2,740,000	27,518
Boeing Co.	344,900	21,084
Ellaktor SA	4,795,000	17,439
Contax Participações SA, ordinary nominative	152,400	2,812
		6,957,858

TELECOMMUNICATION SERVICES — 9.35%
AT&T Inc.	50,034,000	1,352,419
América Móvil, SAB de CV, Series L (ADR)	23,692,599	1,104,786
Singapore Telecommunications Ltd.	178,474,810	405,535
Turkcell Iletisim Hizmetleri AS	60,733,000	383,794
France Télécom SA	17,997,060	365,821
Telefónica, SA	14,386,757	319,053
Vodafone Group PLC	109,859,500	264,776
Philippine Long Distance Telephone Co.	3,003,340	161,688
Philippine Long Distance Telephone Co. (ADR)	1,650,000	88,968
Qwest Communications International Inc.	43,960,000	248,374
CenturyLink, Inc.	6,629,126	239,709
BCE Inc.	7,540,000	235,954
Telekom Austria AG, non-registered shares	18,337,970	234,479
Belgacom SA	6,313,403	224,979
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	227,397,000	217,707
Türk Telekomünikasyon AS, Class D	39,150,000	161,518
Millicom International Cellular SA	1,625,000	149,630
OJSC Mobile TeleSystems (ADR)	6,852,842	142,950
Magyar Telekom Telecommunications PLC	32,050,088	97,342
Koninklijke KPN NV	6,658,100	96,525
Telefónica 02 Czech Republic, AS	4,222,000	94,839
Advanced Info Service PCL	25,877,600	76,281
Telecom Italia SpA, nonvoting	35,000,000	38,521
Teléfonos de México, SAB de CV, Class L (ADR)	1,798,300	25,122
Bezeq — The Israel Telecommunication Corp. Ltd.	7,640,000	16,864
China Mobile Ltd.	1,608,000	16,362
KT Corp.	382,000	13,972
Globe Telecom, Inc.	320,880	5,659
		6,783,627

HEALTH CARE — 8.12%
Bayer AG	26,420,000	1,613,102
Novartis AG	29,056,063	1,526,856
Merck & Co., Inc.	30,694,900	1,079,233
Roche Holding AG	4,591,100	624,055
Abbott Laboratories	5,195,000	256,321
Merck KGaA	2,218,920	192,729
Johnson & Johnson	3,177,000	181,153
Eli Lilly and Co.	4,000,000	134,240
UCB SA	3,510,000	100,126
Teva Pharmaceutical Industries Ltd. (ADR)	1,195,000	60,443
Lonza Group Ltd.	656,299	54,463
Orion Oyj, Class B	2,024,201	36,990
Medtronic, Inc.	580,000	18,258
Cochlear Ltd.	139,943	8,616
		5,886,585

CONSUMER DISCRETIONARY — 7.96%
Honda Motor Co., Ltd.	15,022,700	496,942
DIRECTV, Class A1	12,627,000	478,816
British Sky Broadcasting Group PLC	40,643,900	441,010
Cie. Générale des Établissements Michelin, Class B	5,738,000	426,181
Home Depot, Inc.	15,150,000	421,321
Daimler AG1	8,238,158	400,471
Li & Fung Ltd.	46,014,000	233,065
OPAP SA	14,822,910	224,473
Renault SA1	5,304,131	215,496
Virgin Media Inc.1	9,685,000	201,545
Bayerische Motoren Werke AG, nonvoting preferred	2,580,000	95,568
Bayerische Motoren Werke AG	1,675,000	88,440
McDonald’s Corp.	2,500,000	182,650
Toyota Motor Corp.	4,765,300	162,228
H & M Hennes & Mauritz AB, Class B	4,508,000	147,470
Vivendi SA	6,293,400	146,825
Industria de Diseño Textil, SA	2,047,696	136,624
Johnson Controls, Inc.	4,690,000	124,426
Target Corp.	2,427,500	124,191
Lowe’s Companies, Inc.	4,600,000	93,380
adidas AG	1,475,000	75,076
News Corp., Class A	5,590,458	70,272
Esprit Holdings Ltd.	12,283,418	68,849
Marks and Spencer Group PLC	12,818,187	68,038
YUM! Brands, Inc.	1,590,000	66,303
Swatch Group Ltd, non-registered shares	145,724	46,907
Swatch Group Ltd	311,698	18,452
Whitbread PLC	3,040,000	65,086
Staples, Inc.	3,500,000	62,195
Kesa Electricals PLC2	26,593,098	54,325
Kingfisher PLC	16,730,999	52,474
Intercontinental Hotels Group PLC	2,760,000	41,567
Limited Brands, Inc.	1,500,000	35,400
Porsche Automobil Holding SE, nonvoting preferred	688,282	32,041
Carnival Corp., units	1,000,000	31,180
Billabong International Ltd.	4,458,680	29,990
Aristocrat Leisure Ltd.	8,517,734	28,191
Fairfax Media Ltd.	18,000,000	23,061
Golden Eagle Retail Group Ltd.	7,728,000	20,366
TUI Travel PLC	5,996,138	18,512
DSG international PLC1	39,752,154	14,698
D.R. Horton, Inc.	1,200,000	12,312
		5,776,417

ENERGY — 7.34%
BP PLC	179,066,121	1,045,222
Royal Dutch Shell PLC, Class B	17,777,849	454,917
Royal Dutch Shell PLC, Class A	7,850,000	208,657
Royal Dutch Shell PLC, Class A (ADR)	3,504,000	185,887
Royal Dutch Shell PLC, Class B (ADR)	689,599	35,397
ConocoPhillips	12,231,000	641,271
Eni SpA	29,153,000	578,915
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	11,173,400	330,286
Woodside Petroleum Ltd.	8,204,314	305,625
Transocean Ltd.1	4,752,029	241,878
Sasol Ltd.	5,337,000	203,240
OAO Gazprom (ADR)	9,027,000	186,859
EOG Resources, Inc.	2,148,500	186,640
Canadian Oil Sands Trust	5,257,800	123,661
Canadian Oil Sands Trust3	1,100,000	25,871
Devon Energy Corp.	1,500,000	90,420
China National Offshore Oil Corp.	51,839,900	89,568
Husky Energy Inc.	3,456,000	80,506
Chevron Corp.	1,035,000	76,756
Canadian Natural Resources, Ltd.	2,080,000	66,905
TOTAL SA	1,199,000	56,021
OAO LUKOIL (ADR)	870,000	46,371
Schlumberger Ltd.	700,000	37,331
Marathon Oil Corp.	789,200	24,063
		5,322,267

UTILITIES — 5.21%
GDF SUEZ	38,851,860	1,203,058
Scottish and Southern Energy PLC	34,590,686	607,422
CEZ, a s	10,016,000	419,837
SUEZ Environnement Co.	17,999,954	289,693
Public Service Enterprise Group Inc.	6,795,000	217,168
Dominion Resources, Inc.	4,456,422	190,557
FirstEnergy Corp.	4,495,000	164,202
NTPC Ltd.	29,619,270	123,382
Exelon Corp.	3,000,000	122,160
E.ON AG	4,200,000	118,185
Hongkong Electric Holdings Ltd.	17,289,500	105,020
RWE AG	1,500,000	98,237
PPL Corp.	2,260,000	61,382
Fortum Oyj	1,602,919	36,909
China Resources Power Holdings Co. Ltd.	8,800,000	19,413
		3,776,625

MATERIALS — 3.83%
Akzo Nobel NV	6,744,000	356,083
Syngenta AG	1,538,400	355,184
ArcelorMittal	11,782,654	343,799
Linde AG	1,693,000	190,731
BASF SE	3,583,000	189,046
Koninklijke DSM NV	4,084,500	169,750
CRH PLC	9,288,919	144,493
Rautaruukki Oyj	6,689,570	117,411
Impala Platinum Holdings Ltd.	4,099,000	96,709
POSCO	211,230	85,715
Holcim Ltd	1,240,908	74,681
Israel Chemicals Ltd.	5,600,000	70,668
Sherwin-Williams Co.	870,000	61,231
OneSteel Ltd.	23,851,217	61,114
Dow Chemical Co.	2,445,000	59,585
Air Products and Chemicals, Inc.	737,500	54,597
Praxair, Inc.	628,120	54,037
Shin-Etsu Chemical Co., Ltd.	1,142,600	52,907
Weyerhaeuser Co.	3,360,521	52,760
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,062,750	51,714
voestalpine AG	1,397,000	41,462
Givaudan SA	35,132	33,566
Huabao International Holdings Ltd.	19,419,000	28,359
Makhteshim-Agan Industries Ltd.	5,235,000	17,981
First Quantum Minerals Ltd.	233,000	13,434
		2,777,017

MISCELLANEOUS — 4.70%
Other common stocks in initial period of acquisition		3,405,416

Total common stocks (cost: $65,342,665,000)		67,748,590

		Value
Preferred stocks — 0.34%	Shares	(000)

FINANCIALS — 0.34%
Mizuho Capital Investment (USD) 2 Ltd. 14.95%3,4	95,000,000	$119,488
JPMorgan Chase & Co., Series I, 7.90%4	41,090,000	43,359
Wells Fargo & Co., Series K, 7.98%4	32,933,000	34,168
Barclays Bank PLC, Series RCI, 14.00%4	15,565,000	30,913
Lloyds Banking Group PLC 6.657% preference shares3,4	30,300,000	19,619

Total preferred stocks (cost: $198,412,000)		247,547

	Shares or
Convertible securities — 0.64%	principal amount

CONSUMER DISCRETIONARY — 0.48%
Ford Motor Co. Capital Trust II 6.50% convertible preferred 20321	5,559,555	256,907
MGM Resorts International 4.25% convertible notes 20153	$95,995,000	79,436
Johnson Controls, Inc. 11.50% convertible preferred 2012, units	92,500	12,474
		348,817

FINANCIALS — 0.05%
Digital Realty Trust, Inc. 5.50% convertible debentures 20293	$4,800,000	7,104
Digital Realty Trust, Inc., Series D, 5.50% convertible preferred	210,000	7,524
IMMOFINANZ AG 2.75% convertible notes 2014	€9,800,000	11,860
National Financial Partners Corp. 4.00% convertible notes 20173	$7,000,000	7,105
Old Republic International Corp. 8.00% convertible notes 2012	$5,000,000	6,175
		39,768

MISCELLANEOUS — 0.11%
Other convertible securities in initial period of acquisition		77,854

Total convertible securities (cost: $434,223,000)		466,439

	Principal amount
Bonds & notes — 1.54%	(000)

FINANCIALS — 0.49%
ProLogis 7.625% 2014	$10,830	11,710
ProLogis 5.625% 2015	9,635	9,495
ProLogis 5.625% 2016	6,085	5,800
ProLogis 5.75% 2016	585	571
ProLogis 6.25% 2017	10,000	9,704
ProLogis 6.625% 20185	24,507	24,542
ProLogis 7.375% 2019	20,568	20,690
ProLogis 6.875% 2020	30,225	29,551
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 20103	10,000	10,072
Westfield Group 5.40% 20123	965	1,036
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 20143	12,360	13,381
Westfield Group 5.70% 20163	13,081	14,632
Westfield Group 7.125% 20183	21,869	26,010
HBOS PLC 6.75% 20183	36,490	35,727
SLM Corp., Series A, 5.125% 2012	14,667	14,398
SLM Corp., Series A, 5.00% 2013	8,874	8,370
SLM Corp., Series A, 5.375% 2013	4,738	4,648
SLM Corp., Series A, 5.375% 2014	312	287
SLM Corp., Series A, 8.45% 2018	2,490	2,288
Developers Diversified Realty Corp. 5.50% 2015	3,744	3,610
Developers Diversified Realty Corp. 9.625% 2016	3,650	4,035
Developers Diversified Realty Corp. 7.50% 2017	10,210	10,290
Developers Diversified Realty Corp. 7.875% 2020	8,075	8,230
Simon Property Group, LP 5.25% 2016	3,540	3,935
Simon Property Group, LP 6.10% 2016	860	995
Simon Property Group, LP 5.875% 2017	330	376
Simon Property Group, LP 6.125% 2018	1,780	2,069
Simon Property Group, LP 10.35% 2019	11,635	16,367
ERP Operating LP 6.625% 2012	500	536
ERP Operating LP 5.20% 2013	2,500	2,720
ERP Operating LP 5.25% 2014	9,508	10,509
ERP Operating LP 5.125% 2016	2,886	3,142
ERP Operating LP 5.375% 2016	1,020	1,124
ERP Operating LP 5.75% 2017	2,055	2,323
AXA SA 8.60% 2030	8,000	9,269
AXA SA 6.463% (undated)3,4	12,740	10,192
Standard Chartered Bank 6.40% 20173	8,451	9,476
Discover Financial Services 6.45% 2017	3,057	3,267
Discover Financial Services 10.25% 2019	4,334	5,463
Wachovia Capital Trust III 5.80%4	8,675	7,439
Capital One Capital III 7.686% 20364	165	166
		358,445

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.31%
United Mexican States Government, Series M30, 10.00% 2036	MXN834,700	84,922
Brazilian Treasury Bill 6.00% 20156	BRL107,428	61,126
Argentina (Republic of) 7.00% 2015	$54,260	45,732
South Korean Government 5.50% 2017	KRW29,568,800	26,665
Uruguay (Republic of) 3.70% 20376,7	UYU80,000	4,868
		223,313

TELECOMMUNICATION SERVICES — 0.27%
MTS International Funding Ltd. 8.625% 20203	$54,120	61,561
MTS International Funding Ltd. 8.625% 2020	2,810	3,196
MetroPCS Wireless, Inc. 9.25% 2014	32,740	34,213
MetroPCS Wireless, Inc. 9.25% 2014	12,325	12,880
Cricket Communications, Inc. 9.375% 2014	34,300	34,900
Nextel Communications, Inc., Series F, 5.95% 2014	31,525	30,619
América Móvil, SAB de CV 8.46% 2036	MXN286,400	21,648
		199,017

ENERGY — 0.20%
Gazprom OJSC, Series 13, 6.605% 2018	€6,133	8,402
Gazprom OJSC 8.146% 2018	$6,335	7,380
Gazprom OJSC, Series 9, 6.51% 2022	31,023	31,799
Gazprom OJSC, Series 2, 8.625% 2034	1,272	1,569
Gazprom OJSC 7.288% 2037	33,210	35,661
Gazprom OJSC 7.288% 20373	365	392
BP Capital Markets PLC 3.125% 2012	48,310	48,411
BP Capital Markets PLC 5.25% 2013	3,335	3,464
BP Capital Markets PLC 3.875% 2015	7,320	7,259
Petroplus Finance Ltd. 6.75% 20143	375	338
		144,675

CONSUMER DISCRETIONARY — 0.16%
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	53,904	56,427
DaimlerChrysler North America Holding Corp. 6.50% 2013	23,675	27,060
Virgin Media Finance PLC, Series 1, 9.50% 2016	15,725	17,691
Marks and Spencer Group PLC 6.25% 20173	100	110
Marks and Spencer Group PLC 7.125% 20373	15,550	16,760
		118,048

MATERIALS — 0.09%
CRH America Inc. 6.95% 2012	13,200	14,167
CRH America, Inc. 6.00% 2016	1,260	1,386
CRH America, Inc. 8.125% 2018	15,540	18,497
International Paper Co. 9.375% 2019	14,675	19,031
ArcelorMittal 9.85% 2019	8,000	10,068
		63,149

CONSUMER STAPLES — 0.02%
British American Tobacco International Finance PLC 8.125% 20133	9,000	10,629
CVS Caremark Corp. 6.943% 20307	1,007	1,147
		11,776

Total bonds & notes (cost: $989,130,000)		1,118,423

Short-term securities — 3.70%

Freddie Mac 0.15%–0.40% due 9/7/2010–6/21/2011	989,014	988,424
Fannie Mae 0.15%–0.49% due 9/8/2010–5/16/2011	812,400	811,960
Federal Home Loan Bank 0.15%–0.26% due 9/15–12/15/2010	154,200	154,177
Straight-A Funding LLC 0.25%–0.34% due 9/14–11/19/20103	118,775	118,723
U.S. Treasury Bills 0.156%–0.335% due 9/23–12/9/2010	115,400	115,378
Nestlé Capital Corp. 0.19%–0.31% due 9/1–9/14/20103	85,900	85,896
Québec (Province of) 0.27% due 9/16/20103	60,700	60,690
Novartis Finance Corp. 0.21%–0.24% due 10/14–10/20/20103	57,100	57,081
Ranger Funding Co. LLC 0.24% due 9/10/20103	30,900	30,898
Bank of America Corp. 0.21% due 10/1/2010	23,300	23,296
General Electric Capital Services, Inc. 0.46% due 9/2/2010	50,700	50,699
Toronto-Dominion Holdings USA Inc. 0.21%–0.22% due 9/27–10/29/20103	36,300	36,292
Thunder Bay Funding, LLC 0.27% due 10/13/20103	35,159	35,145
Commonwealth Bank of Australia 0.31%–0.33% due 10/13–10/14/20103	32,000	31,988
Société Générale North America, Inc. 0.23%–0.25% due 9/1–9/10/2010	25,800	25,798
Bank of Montreal 0.23% due 9/28/2010	25,000	25,000
Swedish Export Credit Corp. 0.22% due 10/7/2010	25,000	24,994
Merck & Co. Inc. 0.21% due 9/30/20103	7,700	7,698

Total short-term securities (cost: $2,683,486,000)		2,684,137

Total investment securities (cost: $69,647,916,000)		72,265,136
Other assets less liabilities		275,380

Net assets		$72,540,516

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.

3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $933,350,000, which represented 1.29% of the net assets of the fund.

4Coupon rate may change periodically.

5Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $114,225,000, which represented .16% of the net assets of the fund. This amount includes $89,683,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

6Index-linked bond whose principal amount moves with a government retail price index.
7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Key to abbreviations and symbol

ADR = American Depositary Receipts
BRL = Brazilian reais
€ = Euros
KRW = South Korean won
MXN = Mexican pesos
UYU = Uruguayan pesos

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended August 31, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 8/31/10 (000)

Compal Electronics, Inc.	—	283,482,418	—	283,482,418	$15,836	$317,694
Air France	15,541,220	754,800	—	16,296,020	—	214,152
ComfortDelGro Corp. Ltd.	135,100,000	—	—	135,100,000	5,312	148,505
Kesa Electricals PLC	26,593,098	—	—	26,593,098	697	54,325
					$21,845	$734,676

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of August 31, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Financials	$11,812,492	$—		$—	$11,812,492
Information technology	8,125,957	—		—	8,125,957
Consumer staples	7,124,329	—		—	7,124,329
Industrials	6,957,858	—		—	6,957,858
Telecommunication services	6,783,627	—		—	6,783,627
Health care	5,886,585	—		—	5,886,585
Consumer discretionary	5,776,417	—		—	5,776,417
Energy	5,322,267	—		—	5,322,267
Utilities	3,776,625	—		—	3,776,625
Materials	2,777,017	—		—	2,777,017
Miscellaneous	3,315,733	89,683	*	—	3,405,416
Preferred stocks	—	247,547		—	247,547
Convertible securities	268,279	198,160		—	466,439
Bonds & notes	—	1,118,423		—	1,118,423
Short-term securities	—	2,684,137		—	2,684,137
Total	$67,927,186	$4,337,950		$—	$72,265,136

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $89,683,000 of investment securities were classified as Level 2 instead of Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-933-1010O-S25539

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: October 29, 2010

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: October 29, 2010